Share capital	12 Months Ended
Dec. 31, 2024
Share capital [Abstract]
Share capital
18.	Share capital

	Number of outstanding shares	Share capital US$’000	Share premium US$’000	Total US$’000
At 1 January 2024	506,820,170	5,069	1,044,849	1,049,918
Issuance of shares	5,743,362	57	43,080	43,137
Effect of re-domiciliation[1]	-	1,087,929	(1,087,929)	-
At 31 December 2024	512,563,532	1,093,055	-	1,093,055

At 1 January 2023	503,388,593	5,035	1,023,996	1,029,031
Issuance of shares	3,431,577	34	20,853	20,887
At 31 December 2023	506,820,170	5,069	1,044,849	1,049,918

At 1 January 2022	370,244,325	3,703	704,834	708,537
Shares issued for acquisition of CTI assets	92,112,691	921	206,459	207,380
New shares issued	37,600,000	376	97,170	97,546
Issuance of shares	3,431,577	35	15,533	15,568
At 31 December 2022	503,388,593	5,035	1,023,996	1,029,031

[1]
Subsequent to the re-domiciliation of the Company to Singapore, the issued common shares no longer have any par value and the share premium recognised in the current reporting period has been subsequently reclassed to share capital.

(a)	Issued and fully paid share capital

As at 31 December 2024, the Company has 512,563,532 issued shares, of which 9,639,056 are treasury shares. All issued ordinary shares are fully paid with no par value. The newly issued ordinary shares rank pari passu with the existing ordinary shares.

On 1 October 2024, the Company redomiciled from Bermuda to Singapore and all common shares of the Company became ordinary shares of the Company.

On 27 June 2024, the Company settled borrowed shares from BW Group by way of issuing 2,311,785 new common shares. Following the issuance of the new common shares, there are 512,563,532 issued shares in the Company, each with a nominal value of USD 0.01, all of which have been validly and legally issued and fully paid.

On 29 May 2024, the Company entered into another share lending agreement with BW Group whereby BW Group lent 2,311,785 shares of the Company. The borrowed shares would be redelivered by way of the Company issuing new shares to BW Group at a subscription price of USD 0.01 per share. This allowed the Company to promptly deliver existing shares held in treasury to employees who exercise their vested options under the Long-Term Incentive Plan (LTIP) 2022 and those entitled to receive shares under the Restricted Share Units (RSU) program.

On 2 January 2024, the Company settled borrowed shares from BW Group by way of issuing 3,431,577 new common shares. Following the issuance of the new common shares, there were 510,251,747 issued shares in the Company, each with a nominal value of USD 0.01, all of which have been validly and legally issued and fully paid.

On 20 December 2023, the Company entered into another share lending agreement with BW Group, whereby BW Group lent 3,431,577 shares of the Company. Following this transaction, the Company had 3,431,577 treasury shares. The borrowed shares were redelivered by way of the Company issuing new shares to BW Group at a subscription price of US$0.01 per share. The share issuance was only completed on 2 January 2024. This allowed the Company to promptly deliver existing shares held in treasury to employees who exercise their vested options under the LTIP 2021.

On 1 March 2023, the Company settled these borrowed shares by way of issuing 3,431,577 new common shares to BW Group. Following the issuance of the new common shares, there were 506,820,170 issued shares in the Company, each with a nominal value of US$0.01, all of which have been validly and legally issued and fully paid.

On 28 February 2023, the Company entered into a share lending agreement with BW Group Limited (“BW Group”), whereby BW Group lent 3,431,577 shares of the Company. The borrowed shares were redelivered by way of the Company issuing new shares to BW Group at a subscription price of US$0.01 per share. Following this transaction, the Company had 3,431,577 newly issued shares and 3,431,577 treasury shares. This allowed the Company to promptly deliver existing shares held in treasury to employees who exercise their vested options under the LTIP 2020.

On 26 August 2022, the Company entered into a share lending agreement with BW Group Limited, whereby BW Group lent 3,431,577 shares of the Company. The borrowed shares were redelivered by way of the Company issuing new shares to BW Group at a subscription price of US$0.01 per share. Following this transaction, the Company had 3,431,577 newly issued shares and 3,431,577 treasury shares. This allowed the Company to promptly deliver existing shares held in treasury to employees who exercise their vested options under the share options granted to management personnel in 2019 for Tranche 1, Tranche 2, Tranche 3 and Tranche 4.

On 9 May 2022, the Company issued 37,600,000 new common shares at a private placement at subscription price of NOK 25.0 per share, raising net proceeds of US$97.5 million.

On 27 January 2022, the Company issued 92,112,691 new common shares in the Company, as part of the purchase consideration for the acquisition of CTI assets. Refer to Note 3.

(b)	Treasury shares

The reserve for the Company’s treasury shares comprises the cost of the Company’s shares held by the Group. As at 31 December 2024, the Group held 9,639,056 of the Company’s shares (2023: 2,626,651, 2022: 2,793,797).

(c)	Capital reserve

The capital reserve comprises of reversal of the cost of the treasury shares acquired, recorded in the treasury shares account against the option price on those shares upon exercise of employees share options during the financial year.

During the financial year ended 31 December 2024, the contributed surplus amounted to US$537.1 million was reclassified to capital reserve, following the Company’s re-domiciliation from Bermuda to Singapore on 1 October 2024.

(d)	Translation reserve

The foreign currency translation reserve represents exchange differences arising from the translation of the financial statements of foreign operations whose functional currencies are different from that of the Group’s presentation currency.

(e)	Fair value reserve

The fair value reserve comprises the cumulative net change in the fair value of equity investments which were accounted as FVOCI.

(f)	Share-based payment reserve

The Company operates seven equity-settled share-based compensation plans, namely the LTIP and RSU. As at 31 December 2024, the LTIP 2019, 2020, 2021 and 2022 have been fully awarded. Under the LTIP 2023, at the end of the vesting periods between 2023 and 2026, common shares of 1,849,428 may be acquired by employees of the Company at a predetermined strike price. Under the LTIP 2024, at the end of the vesting periods between 2024 and 2027, common shares of 2,032,414 may be acquired by employees of the Company at a predetermined strike price. Under the RSU, at the end of the vesting periods between 2022 and 2025, RSUs of 462,356 may be awarded to certain employees of the Company.